Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of the reconciliations of the denominators of the basic and diluted per share computations

Years Ended December 31 (millions, except earnings per share)	2023	2022	2021
Net income	$54	$183	$78
Weighted average number of equity shares outstanding	274	266	264
Basic earnings per share	$0.20	$0.69	$0.30

Years Ended December 31 (millions, except earnings per share)	2023	2022	2021
Net income	$54	$183	$78
After-tax impact of provisions for written put options	(3)	—	—
Fully diluted net income	$51	$183	$78
Weighted average number of equity shares outstanding	274	266	264
Dilutive effect of share-based compensation	3	4	3
Dilutive effect of provisions for written put options	9	—	—
Weighted average number of diluted equity shares outstanding	286	270	267
Diluted earnings per share	$0.18	$0.68	$0.29